Employee Benefit Plans (Summary of Fair Value Classifications of Benefit Plan Assets ) (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 20,514,179	$ 18,801,262	$ 16,063,381
Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	10,646,249	10,114,062	8,673,128
Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	182,644	66,084
Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	116,173	124,350
Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	20,331,535	18,735,178
Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	10,530,076	9,989,712
Cash [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	182,644	66,084
Cash [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	116,173	124,350
Cash [Member] | Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	182,644	66,084
Cash [Member] | Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	116,173	124,350
Cash [Member] | Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Cash [Member] | Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Domestic Fixed Income [Member] | Common and Collective Trust and Pooled Funds [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,455,153	2,043,005
Domestic Fixed Income [Member] | Common and Collective Trust and Pooled Funds [Member] | Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Domestic Fixed Income [Member] | Common and Collective Trust and Pooled Funds [Member] | Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,455,153	2,043,005
Domestic Fixed Income [Member] | Mutual Funds [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	6,289,437	4,326,814
Domestic Fixed Income [Member] | Mutual Funds [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	4,658,299	3,448,416
Domestic Fixed Income [Member] | Mutual Funds [Member] | Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Domestic Fixed Income [Member] | Mutual Funds [Member] | Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Domestic Fixed Income [Member] | Mutual Funds [Member] | Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	6,289,437	4,326,814
Domestic Fixed Income [Member] | Mutual Funds [Member] | Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	4,658,299	3,448,416
Foreign Fixed Income [Member] | Mutual Funds [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	204,747	597,799
Foreign Fixed Income [Member] | Mutual Funds [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	101,904	214,528
Foreign Fixed Income [Member] | Mutual Funds [Member] | Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Foreign Fixed Income [Member] | Mutual Funds [Member] | Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Foreign Fixed Income [Member] | Mutual Funds [Member] | Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	204,747	597,799
Foreign Fixed Income [Member] | Mutual Funds [Member] | Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	101,904	214,528
Domestic Large Cap Growth [Member] | Common and Collective Trust and Pooled Funds [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,079,566	2,769,927
Domestic Large Cap Growth [Member] | Common and Collective Trust and Pooled Funds [Member] | Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Domestic Large Cap Growth [Member] | Common and Collective Trust and Pooled Funds [Member] | Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,079,566	2,769,927
Domestic Large Cap Growth [Member] | Mutual Funds [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,088,528	2,115,392
Domestic Large Cap Growth [Member] | Mutual Funds [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,789,381	2,277,582
Domestic Large Cap Growth [Member] | Mutual Funds [Member] | Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Domestic Large Cap Growth [Member] | Mutual Funds [Member] | Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Domestic Large Cap Growth [Member] | Mutual Funds [Member] | Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,088,528	2,115,392
Domestic Large Cap Growth [Member] | Mutual Funds [Member] | Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,789,381	2,277,582
Domestic Large Cap Value [Member] | Common and Collective Trust and Pooled Funds [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,295,144	3,430,746
Domestic Large Cap Value [Member] | Common and Collective Trust and Pooled Funds [Member] | Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Domestic Large Cap Value [Member] | Common and Collective Trust and Pooled Funds [Member] | Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,295,144	3,430,746
Domestic Large Cap Value [Member] | Mutual Funds [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,759,740	1,671,591
Domestic Large Cap Value [Member] | Mutual Funds [Member] | Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Domestic Large Cap Value [Member] | Mutual Funds [Member] | Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,759,740	1,671,591
Domestic Small/Mid Cap Growth [Member] | Mutual Funds [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	400,898	480,438
Domestic Small/Mid Cap Growth [Member] | Mutual Funds [Member] | Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Domestic Small/Mid Cap Growth [Member] | Mutual Funds [Member] | Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	400,898	480,438
Domestic Small/Mid Cap Value [Member] | Mutual Funds [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	396,537	467,661
Domestic Small/Mid Cap Value [Member] | Mutual Funds [Member] | Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Domestic Small/Mid Cap Value [Member] | Mutual Funds [Member] | Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	396,537	467,661
Domestic Small/Mid Cap Core [Member] | Common and Collective Trust and Pooled Funds [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,850,340	1,770,381
Domestic Small/Mid Cap Core [Member] | Common and Collective Trust and Pooled Funds [Member] | Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Domestic Small/Mid Cap Core [Member] | Common and Collective Trust and Pooled Funds [Member] | Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,850,340	1,770,381
Domestic Small/Mid Cap Core [Member] | Mutual Funds [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	37,741	35,809
Domestic Small/Mid Cap Core [Member] | Mutual Funds [Member] | Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Domestic Small/Mid Cap Core [Member] | Mutual Funds [Member] | Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	37,741	35,809
Foreign Large Cap Growth [Member] | Mutual Funds [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		420,153
Foreign Large Cap Growth [Member] | Mutual Funds [Member] | Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		0
Foreign Large Cap Growth [Member] | Mutual Funds [Member] | Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		420,153
Foreign Large Cap Value [Member] | Common and Collective Trust and Pooled Funds [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,641,619
Foreign Large Cap Value [Member] | Common and Collective Trust and Pooled Funds [Member] | Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0
Foreign Large Cap Value [Member] | Common and Collective Trust and Pooled Funds [Member] | Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,641,619
Foreign Large Cap Value [Member] | Mutual Funds [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	608,787	698,554
Foreign Large Cap Value [Member] | Mutual Funds [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	941,153	386,684
Foreign Large Cap Value [Member] | Mutual Funds [Member] | Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Foreign Large Cap Value [Member] | Mutual Funds [Member] | Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Foreign Large Cap Value [Member] | Mutual Funds [Member] | Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	608,787	698,554
Foreign Large Cap Value [Member] | Mutual Funds [Member] | Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	941,153	386,684
Foreign Large Cap Core [Member] | Mutual Funds [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	818,214	982,560
Foreign Large Cap Core [Member] | Mutual Funds [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	394,769	534,747
Foreign Large Cap Core [Member] | Mutual Funds [Member] | Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Foreign Large Cap Core [Member] | Mutual Funds [Member] | Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Foreign Large Cap Core [Member] | Mutual Funds [Member] | Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	818,214	982,560
Foreign Large Cap Core [Member] | Mutual Funds [Member] | Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	394,769	534,747
Other [Member] | Mutual Funds [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	49,654	52,103
Other [Member] | Mutual Funds [Member] | Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Other [Member] | Mutual Funds [Member] | Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 49,654	$ 52,103